Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Provision For Income Taxes [Abstract]
Current	$ 9,354	$ (563,650)	$ 135
Deferred	(66,695)	(435,741)	(174,076)
Total income tax benefit	$ (57,341)	$ (999,391)	$ (173,941)